Note 10 - Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities (in shares)	1,491,955	3,124,373	1,284,727	2,201,383
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities (in shares)	144,287	416,634	289,015	846,451
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities (in shares)	715,297	876,578	652,453	425,703
Warrant [Member]
Antidilutive Securities (in shares)	319,443	319,443	319,443	319,443
Common Stock Purchase Agreement [Member]
Antidilutive Securities (in shares)	206,780	990,681
Convertible Debt [Member]
Antidilutive Securities (in shares)	75,469	307,841	0	543,120
Employee Stock [Member]
Antidilutive Securities (in shares)	30,679	213,196	23,816	66,666